Share Based Compensation (Details) - USD ($)			1 Months Ended		12 Months Ended
	Aug. 10, 2020	Mar. 15, 2019	Jun. 01, 2020	Mar. 16, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2020
Share Based Compensation (Details) [Line Items]
Total shares issued (in Shares)							115
Options granted (in Shares)					713,042	218,222
Weighted-average grant date fair value of share option grants					$ 3.04	$ 12.91
Maximum contractual term					11 years 186 days
2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Weighted-average grant date fair value of share option grants					$ 1.76	$ 10.31
Maximum contractual term					12 years 292 days
Directors, Employees, External Consultants and Advisors [Member] | 2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Options granted (in Shares)	27,473	218,222	148,792	536,777
Stock option exercise price	$ 3.64	$ 12.91	$ 3.11	$ 2.99
Employees [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)					$ 1,191,957	$ 286,608
Non-employees [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)					$ 1,180,477	$ 432,355
Class A Ordinary Shares [Member] | 2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Total shares issued (in Shares)					5,500,000
Stock option related, description					(i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the 2017 Share Option Plan.